18. Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Tables
Non-cancelable operating leases

The amounts of commitments for non-cancelable operating leases in effect at December 31, 2012, were as follows:

	Chinese Yuan
	(Renminbi)	U.S. Dollars
2013	¥6,325,849	$1,015,370
2014	4,467,848	717,139
2015	1,782,855	286,168
2016	559,260	89,767
2017	23,272	3,735
Total	¥13,159,084	$2,112,179